Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Net Deferred Taxes

The significant components of net deferred taxes as of December 31, 2023, and 2022 are shown in the following table:

	2023	2022
Deferred tax assets:
Net benefit from tax loss carryforwards	$4,337,728	$3,485,243
Deferred revenues	264,997	264,997
Other, net	—	—
Valuation allowance	(4,602,725)	(3,750,239)
Net deferred taxes	$—	$—

Schedule of Income Tax Provision	The following table shows the income taxes in 2023, 2022 and 2021:
	2023	2022	2021
Current tax	$—	$—	$—
Deferred income tax (benefit)	(852,486)	(1,004,681)	(1,119,614)
	(852,486)	(1,004,681)	(1,119,614)
Change in valuation allowance	852,486	1,004,681	1,119,614
Total income tax expense	$—	$—	$—

Schedule of Effective Reconciliation of the Federal Income Tax Rate	The following table shows the reconciliation between expected and effective tax rate:
	2023	2022	2021
Statutory tax rate	10.6%	10.6%	10.6%
Effect of temporary differences	(3.6)%	(4.8)%	(3.6)%
Change in valuation allowance on deferred tax assets	(7.0)%	(5.8)%	(7.0)%
Effective tax rate	0.0%	0.0%	0.0%